Financial Risk Management (Financial Risk Factors, Derivatives, Reconciliation of Hedging Reserves in Statement of Profit or Loss) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Net gains/(losses) on foreign exchange option contracts and commodity swaps contracts not qualifying as hedges	¥ (27,851)	¥ 18,846	¥ (376)
Commodity Swap Contracts [Member]
Disclosure of financial assets [line items]
Net gains/(losses) on foreign exchange option contracts and commodity swaps contracts not qualifying as hedges	(35,434)	18,997
Foreign Exchange Forward [Member]
Disclosure of financial assets [line items]
Net gains/(losses) on foreign exchange option contracts and commodity swaps contracts not qualifying as hedges	7,583	0
Foreign Exchange Option Contract [Member]
Disclosure of financial assets [line items]
Net gains/(losses) on foreign exchange option contracts and commodity swaps contracts not qualifying as hedges	¥ 0	¥ (151)